Stock-based compensation (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Assumptions used to estimate fair value of stock options granted	The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2022, 2021 and 2020 are as follows:
	Year ended December 31,
	2022	2021	2020
Expected dividend yield	—	—	—
Expected volatility	36.6%	56.3%	45.0%
Expected term (years)	6.1	8.5	9.4
Risk-free interest rate	3.0%	0.9%	0.43%

Stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):
	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2022	15,387,546	$1.76	7.12	$8,763
Granted	—	—
Exercised	(672,583)	0.81		40
Forfeited	(45,731)	1.14
Expired	(26,821)	0.81
Balance as of March 31, 2023	14,642,411	$1.72	7.45
Options exercisable as of March 31, 2023	11,919,869	$1.02	6.67
Options unvested as of March 31, 2023	3,544,841	$3.84	8.75

The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):
	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Outstanding as of December 31, 2020	12,654,807	0.81	9.38	—
Granted	4,369,866	0.82	—	—
Exercised	(105,203)	0.81	—	—
Cancelled	(171,204)	0.81	—	—
Forfeited	(412,132)	0.81	—	—
Outstanding as of December 31, 2021	16,336,134	0.81	8.55	80,179
Granted	1,500,081	10.07	—	—
Exercised	(1,380,609)	0.81	—	1,981
Forfeited	(1,050,228)	1.43	—	—
Expired	(17,832)	0.81	—	—
Outstanding as of December 31, 2022	15,387,546	1.76	7.12	8,763
Options exercisable as of December 31, 2022	11,309,426	0.89	6.53	7,056
Options unvested as of December 31, 2022	4,076,090	3.86	8.74	1,706

Preferred stock warrants outstanding and exercisable
As of December 31, 2022, the following preferred stock warrants of D-Wave Systems were outstanding and exercisable:
	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	1.92	29-Nov-26	1,299,055
Total, December 31, 2022	3,247,637	1.92		1,299,055

RSU activity and related information
The following table summarizes the RSU activity and related information under the 2022 Plan:
	Number of Outstanding	Weighted average Grant Date Fair Value ($)
Unvested as of December 31, 2022	8,143,304	$5.69
Granted	3,492,520	0.54
Forfeited	(130,619)	—
Vested	—	—
Unvested as of March 31, 2023	11,505,205	$4.11
Expected to vest as of March 31, 2023	10,644,546	$4.15
The following table summarizes the RSU activity and related information under the 2022 Plan:
	Number of Outstanding	Weighted average Grant Date Fair Value ($)
Unvested as of December 31, 2021	—	$—
Granted	8,278,317	5.72
Forfeited	(135,013)	0.12
Vested	—	—
Unvested as of December 31, 2022	8,143,304	$5.69

Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):
	Three months ended March 31,
	2023	2022
Cost of revenue	$377	$32
Research and development	2,760	60
General and administrative	3,294	629
Sales and marketing	324	62
Total stock-based compensation	$6,755	$783

The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):
	Year ended December 31,
	2022	2021	2020
Cost of revenue	$379	$41	$49
Research and development	3,141	297	1,464
General and administrative	2,615	1,164	1,346
Sales and marketing	3,029	237	130
Total stock-based compensation	$9,164	$1,739	$2,989